Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Assets:
Cash and cash equivalents	$ 103,602	$ 104,268
Restricted cash	1,235	471
Due from clearing brokers	7,089	23,818
Securities and other investments owned, at fair value	777,319	408,213
Securities borrowed	765,457	814,331
Accounts receivable, net	46,518	46,624
Due from related parties	986	5,832
Advances against customer contracts	200	27,347
Loans receivable, at fair value (includes $295,809 from related parties at December 31, 2020)	390,689	43,338
Loans receivable, at cost (includes $157,080 from related parties at December 31, 2019)		225,848
Prepaid expenses and other assets	87,262	81,808
Operating lease right-of-use assets	48,799	47,809
Property and equipment, net	11,685	12,727
Goodwill	227,046	223,697
Other intangible assets, net	190,745	220,525
Deferred tax assets, net	4,098	31,522
Total assets	2,662,730	2,318,178
Liabilities:
Accounts payable	2,722	4,477
Accrued expenses and other liabilities	168,478	130,714
Deferred revenue	68,651	67,121
Deferred tax liabilities, net	34,248
Due to related parties and partners	327	1,750
Due to clearing brokers	13,672
Securities sold not yet purchased	10,105	41,820
Securities loaned	759,810	810,495
Mandatorily redeemable noncontrolling interests	4,700	4,616
Operating lease liabilities	60,778	61,511
Notes payable	37,967	38,167
Loan participations sold	17,316	12,478
Term loan	74,213	66,666
Senior notes payable, net	870,783	688,112
Total liabilities	2,123,770	1,927,927
Commitments and contingencies (Note 17)
B. Riley Financial, Inc. stockholders' equity:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; 3,971 and 2,349 shares issued and outstanding as of December 31, 2020 and 2019, respectively; liquidation preference of $99,260 and $58,723 as of December 31, 2020 and 2019, respectively.
Common stock, $0.0001 par value; 100,000,000 shares authorized; 25,777,796 and 26,972,332 issued and outstanding as of December 31, 2020 and 2019, respectively.	3	3
Additional paid-in capital	310,326	323,109
Retained earnings	203,080	39,536
Accumulated other comprehensive loss	(823)	(1,988)
Total B. Riley Financial, Inc. stockholders' equity	512,586	360,660
Noncontrolling interests	26,374	29,591
Total equity	538,960	390,251
Total liabilities and equity	$ 2,662,730	$ 2,318,178